WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 25.8%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.0%††
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	$1,411,791	(a)

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	2,840,035
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	1,200,000	1,200,300

Total Entertainment				4,040,335

Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,350,000	4,285,965	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	8,260,000	6,491,310
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	2,220,000	1,701,051	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	97,748
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000	1,747,792
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	4,755,155
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,220,000	916,909
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,150,000	1,751,006
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	1,924,901	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	323,663	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	1,729,885
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	2,410,011
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	3,300,000	2,942,937	(a)

Total Media				31,078,333

Wireless Telecommunication Services - 1.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,485,769
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	4,562,751	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	650,000	460,667	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	1,150,000	784,843	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	18,090,000	$12,823,804	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	671,691
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,490,000	6,355,916
Sprint LLC, Senior Notes	7.625%	2/15/25	1,973,000	2,003,441
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	1,243,964
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	4,230,000	3,587,666
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	3,880,000	3,416,164
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	9,200,000	7,788,346
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	663,089
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	590,620	(a)

Total Wireless Telecommunication Services				46,438,731

TOTAL COMMUNICATION SERVICES				82,969,190

CONSUMER DISCRETIONARY - 4.2%
Automobiles - 2.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	150,000	115,746
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,770,000	4,497,837
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	193,785
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	5,181,956
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	2,750,000	2,584,377
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	222,877
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	10,000,000	10,221,661
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	1,816,190
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	164,363
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	230,000	210,773
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	22,000,000	22,303,226
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	12,260,000	10,251,019
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	13,420,000	10,858,088

Total Automobiles				68,621,898

Broadline Retail - 0.6%
Prosus NV, Senior Notes	3.061%	7/13/31	19,380,000	14,398,194	(a)

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,398,731

Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	460,000	413,020	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,960,000	1,679,521	(a)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	$300,854
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,223,340	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	7,740,000	6,718,688	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	2,927,336	(a)

Total Hotels, Restaurants & Leisure				15,262,759

Household Durables - 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	1,382,849

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,688,992	(a)

TOTAL CONSUMER DISCRETIONARY				102,753,423

CONSUMER STAPLES - 1.3%
Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,239,758
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	456,622
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,186,235
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	350,384	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	279,010
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	1,569,058
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	1,684,489
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	2,730,000	2,491,398

Total Food Products				9,256,954

Personal Care Products - 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,720,000	1,644,775	(a)

Tobacco - 0.8%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	4,639,041
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	6,745,150
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	741,534
BAT Capital Corp., Senior Notes	3.734%	9/25/40	10,000,000	6,714,243
BAT Capital Corp., Senior Notes	3.984%	9/25/50	2,500,000	1,571,338

Total Tobacco				20,411,306

TOTAL CONSUMER STAPLES				31,313,035

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Apache Corp., Senior Notes	5.100%	9/1/40	6,268,000	4,986,223
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	3,842,101	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	3

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	3,160,000	$2,908,358
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	7,030,000	5,595,197
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	3,830,000	3,740,601	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	100,000	97,874	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,830,000	10,050,198
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	165,696
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	718,227
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,250,000	1,008,394
Ecopetrol SA, Senior Notes	4.625%	11/2/31	21,540,000	16,464,569
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,170,000	772,042
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.654%	10/16/23	2,880,000	2,695,765	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	2,920,680	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	600,000	556,743	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	8,010,000	6,926,015	(b)(c)
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	920,000	974,097
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	490,000	460,373
EQT Corp., Senior Notes	3.900%	10/1/27	2,520,000	2,332,887
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	169,371
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	455,746	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	2,328,994	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	325,527
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	2,000,000	1,720,938

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	11,829,000	$11,288,651
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,000,000	4,918,875
ONEOK Inc., Senior Notes	5.550%	11/1/26	1,670,000	1,659,517
ONEOK Inc., Senior Notes	5.650%	11/1/28	2,630,000	2,596,903
ONEOK Inc., Senior Notes	5.800%	11/1/30	900,000	881,597
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	7,380,000	5,612,438
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,522,432
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	182,609
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,000,000	593,546
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,630,910
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,826,334
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	300,000	299,425
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	1,510,000	1,377,509
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	7,580,000	6,514,012
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	330,000	291,649	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	831,522
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,590,000	3,219,601
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	560,000	471,836
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,141,141	(a)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	25,640,000	20,044,383
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,000,000	1,592,327
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	227,564
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	161,952
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,930,000	2,660,192

TOTAL ENERGY				145,763,541

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 2.6%
Banks - 2.2%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	3,620,000		$3,019,604	(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	4,910,000		4,742,730	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	750,000		625,952	(a)(c)
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	3,106,000,000	INR	37,209,302	(d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,710,000		2,630,310	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	750,000		744,224	(c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	1,410,000		1,395,152	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,310,000		1,275,855	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	240,000		226,542	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,000,000		841,206	(c)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000		1,563,406

Total Banks					54,274,283

Capital Markets - 0.3%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	3,020,000		3,011,235
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	590,000		574,251	(c)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	1,170,000		1,153,642

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	2,270,000	$2,375,680
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	890,000	1,028,479	(a)(c)

Total Capital Markets				8,143,287

Financial Services - 0.1%
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	2,826,333	(a)

TOTAL FINANCIALS				65,243,903

HEALTH CARE - 3.4%
Health Care Providers & Services - 0.5%
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	4,977,595	(a)
HCA Inc., Senior Notes	3.500%	9/1/30	7,660,000	6,483,364
HCA Inc., Senior Notes	5.500%	6/15/47	190,000	162,368
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	10,492
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	330,000	284,262

Total Health Care Providers & Services				11,918,081

Pharmaceuticals - 2.9%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	540,000	489,211	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	422,433	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,160,000	2,045,656	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	112,809	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	814,119	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	310,520	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,920,000	3,937,589
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	35,960,000	32,080,290
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	30,410,000	27,940,193
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	4,690,000	4,245,036

Total Pharmaceuticals				72,397,856

TOTAL HEALTH CARE				84,315,937

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	7

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	5.705%	5/1/40	1,000,000	$923,324
RTX Corp., Senior Notes	4.500%	6/1/42	2,580,000	2,113,579
RTX Corp., Senior Notes	3.030%	3/15/52	1,310,000	789,622

Total Aerospace & Defense				3,826,525

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,070,000	878,722	(a)

Commercial Services & Supplies - 0.0%††
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	330,000	313,140	(a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	185,345

Total Commercial Services & Supplies				498,485

Machinery - 0.1%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	2,070,000	1,821,415	(a)

Passenger Airlines - 1.2%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	4,448,000	4,322,053	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	5,124,339	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	5,752,500	5,705,309	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	4,909,894	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	4,390,000	4,064,198	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	6,756,000	5,814,049	(a)

Total Passenger Airlines				29,939,842

Trading Companies & Distributors - 0.8%
Air Lease Corp., Senior Notes	5.300%	2/1/28	1,350,000	1,305,168
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,080,000	923,415	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	13,060,000	12,212,054
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	92,623

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,620,000	$1,349,654
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,410,800

Total Trading Companies & Distributors				19,293,714

TOTAL INDUSTRIALS				56,258,703

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,150,000	1,074,789	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,980,000	1,458,982	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	1,138,291	(a)

Total Communications Equipment				3,672,062

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	1,000,000	981,793
Micron Technology Inc., Senior Notes	5.875%	2/9/33	600,000	573,632

Total Semiconductors & Semiconductor Equipment				1,555,425

Software - 0.0%††
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	320,000	268,061	(a)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	400,000	319,580	(a)

Total Software				587,641

TOTAL INFORMATION TECHNOLOGY				5,815,128

MATERIALS - 2.4%
Chemicals - 1.0%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,138,437	(a)
OCP SA, Senior Notes	3.750%	6/23/31	4,000,000	3,169,304	(a)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	3,081,520	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	10,430,000	9,308,868	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	9,900,000	7,712,289	(a)

Total Chemicals				24,410,418

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	493,134	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	308,886
Ball Corp., Senior Notes	3.125%	9/15/31	4,730,000	3,710,862

Total Containers & Packaging				4,512,882

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	9

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 0.6%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,000,000		$2,007,672
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000		1,831,592
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	7,950,000		6,788,507
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000		432,709
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000		215,060
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	1,254,000		1,284,464
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000		1,377,659

Total Metals & Mining					13,937,663

Paper & Forest Products - 0.6%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	13,710,000		11,281,079
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	5,160,000		3,967,789

Total Paper & Forest Products					15,248,868

TOTAL MATERIALS					58,109,831

REAL ESTATE - 0.1%
Diversified REITs - 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	1,225,000		1,119,196	(a)

Health Care REITs - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	1,310,000		1,121,581	(a)

TOTAL REAL ESTATE					2,240,777

TOTAL CORPORATE BONDS & NOTES (Cost - $726,847,855)					634,783,468

SOVEREIGN BONDS - 20.0%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	730,361		204,502
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	14,037,114		4,026,296
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	8,834,786		2,907,924	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,780,000		585,878	(e)

Total Argentina					7,724,600

Brazil - 2.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	130,000,000	BRL	25,245,746

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - (continued)
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	143,857,000	BRL	$26,084,143
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		2,667,208
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	21,630,000		15,017,569

Total Brazil					69,014,666

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	8,600,000		5,230,285
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		359,277

Total Colombia					5,589,562

Indonesia - 2.9%
Indonesia Treasury Bond	7.000%	5/15/27	89,168,000,000	IDR	5,856,990
Indonesia Treasury Bond	6.500%	2/15/31	854,478,000,000	IDR	54,290,176
Indonesia Treasury Bond	6.375%	4/15/32	57,165,000,000	IDR	3,611,844
Indonesia Treasury Bond	7.500%	6/15/35	100,987,000,000	IDR	6,854,244

Total Indonesia					70,613,254

Kenya - 0.5%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		3,950,681	(e)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		734,661	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	11,470,000		7,661,122	(a)

Total Kenya					12,346,464

Mexico - 12.7%
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	151,183,170
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,718,650,000	MXN	84,123,369
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,579,171,500	MXN	73,034,700
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		2,603,091

Total Mexico					310,944,330

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		3,932,403	(a)

Paraguay - 0.1%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	4,570,000		3,774,991	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	11

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		$528,365

Russia - 0.3%
Russian Federal Bond - OFZ	7.050%	1/19/28	1,651,087,000	RUB	5,389,559	*(f)
Russian Federal Bond - OFZ	6.900%	5/23/29	299,253,000	RUB	976,836	*(f)

Total Russia					6,366,395

TOTAL SOVEREIGN BONDS (Cost - $561,598,006)					490,835,030

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 18.6%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	5.794%	6/25/47	3,019,976		2,478,021	(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.322%	10/15/38	8,235,000		7,474,672	(a)(c)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.818%	8/10/45	8,160,064		1,774,814	(a)(c)
Banc of America Funding Corp., 2015-R3 1A2	3.745%	3/27/36	27,436,663		20,644,574	(a)(c)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. Term SOFR + 0.324%)	5.642%	5/26/37	8,162,925		7,185,176	(a)(c)
Banc of America Funding Trust, 2015-R2 9A2	4.429%	3/27/36	11,650,664		9,061,998	(a)(c)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000		21,495,973
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. Term SOFR + 0.274%)	3.635%	11/26/36	2,528,040		2,441,256	(a)(c)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. Term SOFR + 0.339%)	4.348%	1/26/36	19,113,008		17,284,285	(a)(c)
BX Commercial Mortgage Trust, 2019- IMC F (1 mo. Term SOFR + 3.014%)	8.346%	4/15/34	3,210,000		3,149,041	(a)(c)
BX Commercial Mortgage Trust, 2020- VIVA E	3.667%	3/11/44	6,847,863		5,288,203	(a)(c)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. Term SOFR + 0.844%)	6.176%	10/15/36	9,469,097		9,290,960	(a)(c)
BX Commercial Mortgage Trust, 2021- ACNT A (1 mo. Term SOFR + 0.964%)	6.296%	11/15/38	7,780,000		7,640,491	(a)(c)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. Term SOFR + 4.004%)	9.336%	10/15/38	7,819,302		7,400,455	(a)(c)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	6.082%	10/15/26	24,640,000		24,146,983	(a)(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	15,000,000		12,669,269

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	$662,877	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,100,000	447,605	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	284,788	(a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	7,606,000	6,993,760	(a)(c)
CSMC Trust, 2020-TMIC A (1 mo. Term SOFR + 3.614%)	8.947%	12/15/35	6,870,000	6,865,126	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	3.075%	4/15/36	2,259,527	303,571	(a)(c)
ELP Commercial Mortgage Trust, 2021- ELP D (1 mo. Term SOFR + 1.634%)	6.967%	11/15/38	15,900,000	15,543,136	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.815%	10/25/33	6,420,000	6,648,214	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.365%	1/25/34	11,170,000	11,221,755	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.179%	5/25/43	17,107,816	19,773,186	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (30 Day Average SOFR + 4.464%)	9.779%	4/25/31	2,414,000	2,563,233	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.529%	9/25/31	10,900,000	11,407,857	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.415%	10/25/41	8,870,000	8,898,260	(a)(c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.190%	5/16/55	2,179,057	13,919	(c)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	6.039%	11/26/37	15,882,574	13,404,472	(a)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.497%)	9.829%	11/15/32	10,000,000	9,821,414	(a)(c)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	2,800,000	2,554,777	(a)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	13

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.974%	11/25/36	18,196,195	$14,403,753	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR31 2A1	4.251%	1/25/36	3,140,084	2,832,212	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.581%	11/15/47	3,940,000	3,231,902	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.561%	2/15/51	5,116	4,590	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	38,360,000	27,388,664	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. Term SOFR + 3.504%)	8.837%	6/15/38	7,960,000	6,612,178	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	3,171,240	2,991,131
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	39,120,000	29,759,464	(a)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.746%	8/15/38	18,665,101	17,524,919	(a)(c)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	687,857	173,797	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	300,603	75,951	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	25,186	24,181	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	5,353,209	(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	7,247,510	(a)
NYO Commercial Mortgage Trust, 2021-1290 C (1 mo. Term SOFR + 2.109%)	7.442%	11/15/38	9,150,000	7,242,106	(a)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.182%	5/30/25	9,928,016	9,925,867	(a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.129%	11/27/31	3,285,096	3,271,789	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. Term SOFR + 3.014%)	8.332%	2/27/24	6,668,126	6,641,680	(a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	755,600	637,364	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. Term SOFR + 1.614%)	6.929%	12/26/37	17,234,471	12,730,295	(a)(c)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Residential Accredit Loans Inc., 2007- QS7 1A7 (1 mo. Term SOFR + 0.664%)	5.984%	5/25/37	4,380,578	$3,120,555	(c)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.846%	5/15/38	7,960,000	6,161,775	(a)(c)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	15,108,500	9,474,759	(a)(c)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. Term SOFR + 6.986%)	1.666%	7/25/36	18,848,514	789,038	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	958,707
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,148,016
WFRBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,293,485	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $514,679,283)				457,853,100

MORTGAGE-BACKED SECURITIES - 17.9%
FHLMC - 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41	10,138,076	8,129,127
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	14,649,382	11,800,844
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	1/1/51-11/1/52	5,592,666	5,152,234
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51	575,523	478,787
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/52	2,673,523	2,301,830
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/53	3,060,303	2,761,510

Total FHLMC				30,624,332

FNMA - 7.7%
Federal National Mortgage Association (FNMA)	2.000%	9/1/41-12/1/51	69,517,540	54,191,371
Federal National Mortgage Association (FNMA)	3.000%	11/1/50	4,478,367	3,771,869	(d)
Federal National Mortgage Association (FNMA)	2.500%	8/1/51-2/1/52	1,613,113	1,285,982
Federal National Mortgage Association (FNMA)	3.000%	3/1/52	3,525,755	2,922,499
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	2,179,964	2,004,313

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.500%	9/1/53	2,997,323	$2,900,527
Federal National Mortgage Association (FNMA)	2.000%	10/1/53	10,100,000	7,684,680	(h)
Federal National Mortgage Association (FNMA)	2.500%	10/1/53	92,800,000	73,670,717	(h)
Federal National Mortgage Association (FNMA)	3.000%	10/1/53	11,700,000	9,675,808	(h)
Federal National Mortgage Association (FNMA)	3.500%	10/1/53	22,600,000	19,437,766	(h)
Federal National Mortgage Association (FNMA)	4.000%	10/1/53	11,600,000	10,328,531	(h)
Federal National Mortgage Association (FNMA)	4.500%	10/1/53	1,300,000	1,193,664	(h)
Federal National Mortgage Association (FNMA)	5.500%	10/1/53	300,000	289,934	(h)

Total FNMA				189,357,661

GNMA - 8.9%
Government National Mortgage Association (GNMA) II	3.500%	4/20/45-10/20/48	763,927	680,286
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-9/20/52	12,238,082	11,460,464
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	11,459,269	9,094,638
Government National Mortgage Association (GNMA) II	2.500%	6/20/51-12/20/51	94,634,460	76,575,628
Government National Mortgage Association (GNMA) II	3.000%	3/20/52	22,779,472	19,365,830
Government National Mortgage Association (GNMA) II	5.000%	9/20/52	857,597	824,380
Government National Mortgage Association (GNMA) II	2.000%	10/20/53	34,200,000	27,043,383	(h)
Government National Mortgage Association (GNMA) II	3.000%	10/20/53	21,300,000	18,055,078	(h)
Government National Mortgage Association (GNMA) II	3.500%	10/20/53	5,500,000	4,818,086	(h)
Government National Mortgage Association (GNMA) II	4.500%	10/20/53	3,900,000	3,603,082	(h)
Government National Mortgage Association (GNMA) II	5.000%	10/20/53	26,000,000	24,639,063	(h)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.500%	10/20/53	8,900,000	$8,637,172	(h)
Government National Mortgage Association (GNMA) II	6.000%	10/20/53	8,500,000	8,422,969	(h)
Government National Mortgage Association (GNMA) II	6.500%	10/20/53	5,500,000	5,531,367	(h)

Total GNMA				218,751,426

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $458,052,610)				438,733,419

SENIOR LOANS - 11.3%
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.3%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.369%	4/29/26	7,182,142	7,182,537	(c)(i)(j)

Media - 0.6%
Charter Communications Operating LLC, Term Loan B1 (3 mo. Term SOFR + 1.750%)	7.116%	4/30/25	1,736,391	1,739,647	(c)(i)(j)
Charter Communications Operating LLC, Term Loan B2 (3 mo. Term SOFR + 1.750%)	7.116%	2/1/27	1,554,660	1,554,761	(c)(i)(j)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.931%	9/18/26	1,959,655	1,959,655	(c)(i)(j)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. Term SOFR + 3.600%)	8.990%	12/17/26	869,033	798,784	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.947%	1/31/28	7,846,685	7,643,181	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. Term SOFR + 3.364%)	8.697%	1/31/29	1,910,000	1,869,021	(c)(i)(j)

Total Media				15,565,049

TOTAL COMMUNICATION SERVICES				22,747,586

CONSUMER DISCRETIONARY - 1.7%
Automobile Components - 0.1%
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.066%	5/6/30	2,820,000	2,818,689	(c)(i)(j)

Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.192%	9/23/26	3,669,506	3,668,259	(c)(i)(j)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	17

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 1.0%
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.931%	8/17/28	4,595,294	$4,597,223	(c)(i)(j)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.666%	2/6/30	766,150	767,349	(c)(i)(j)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.990%	3/29/27	1,307,206	1,307,089	(c)(i)(j)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.931%	5/29/26	4,794,031	4,796,739	(c)(i)(j)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.434%	4/13/29	8,841,102	8,852,154	(c)(i)(j)
Station Casinos LLC, Term Loan Facility B1 (1 mo. Term SOFR + 2.350%)	7.666%	2/8/27	3,894,690	3,891,594	(c)(i)(j)

Total Hotels, Restaurants & Leisure				24,212,148

Specialty Retail - 0.4%
Great Outdoors Group LLC, Term Loan B2 (3 mo. Term SOFR + 4.012%)	9.402%	3/6/28	3,271,555	3,268,938	(c)(i)(j)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	10/19/27	6,938,100	6,895,916	(c)(i)(j)

Total Specialty Retail				10,164,854

TOTAL CONSUMER DISCRETIONARY				40,863,950

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.902%	3/31/28	4,057,487	3,962,806	(c)(i)(j)

Household Products - 0.1%
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.688%	12/22/27	2,225,867	2,224,197	(c)(i)(j)

TOTAL CONSUMER STAPLES				6,187,003

FINANCIALS - 2.1%
Capital Markets - 0.5%
Allspring Buyer LLC, Term Loan (3 mo. Term SOFR + 3.512%)	8.949%	11/1/28	2,807,893	2,785,079	(c)(i)(j)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. Term SOFR + 2.600%)	7.990%	2/1/27	2,099,276	$2,084,843	(c)(i)(j)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.566%	6/30/28	7,603,212	7,593,176	(c)(i)(j)

Total Capital Markets				12,463,098

Consumer Finance - 0.1%
Trans Union LLC, Term Loan B5 (1 mo. Term SOFR + 1.850%)	7.166%	11/16/26	2,964,841	2,966,071	(c)(i)(j)

Financial Services - 1.0%
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.931%	7/29/30	8,098,948	8,093,279	(c)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.140%	4/9/27	6,178,746	6,038,457	(c)(i)(j)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.262%)	7.652%	11/5/28	5,000,000	5,003,925	(c)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.418%	1/13/29	5,445,000	5,416,632	(c)(i)(j)

Total Financial Services				24,552,293

Insurance - 0.5%
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	2/19/28	1,230,700	1,231,475	(c)(i)(j)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.681%	2/19/28	126,477	125,874	(c)(i)(j)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.681%	12/23/26	5,962,231	5,850,439	(c)(i)(j)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.681%	7/31/27	3,021,359	2,925,431	(c)(i)(j)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.666%	8/21/28	623,925	607,235	(c)(i)(j)

Total Insurance				10,740,454

TOTAL FINANCIALS				50,721,916

HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.2% Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.364%) 8.681%		10/23/28	3,800,385	3,794,551	(c)(i)(j)

Health Care Providers & Services - 1.2%
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.864%)	9.181%	2/18/27	2,569,405	1,837,125	(c)(i)(j)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Global Medical Response Inc., 2020 Term Loan (3 mo. Term SOFR + 4.512%)	9.780%	10/2/25	4,740,445	$3,330,163	(c)(i)(j)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.100%)	7.416%	11/15/27	5,187,618	5,107,210	(c)(i)(j)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.364%)	8.681%	3/5/26	6,891,183	6,856,727	(c)(i)(j)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. Term SOFR + 3.614%)	8.931%	3/5/26	1,249,757	1,245,501	(c)(i)(j)
Sotera Health Holdings LLC, Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	12/11/26	11,050,000	10,985,081	(c)(i)(j)

Total Health Care Providers & Services				29,361,807

Health Care Technology - 0.4%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.568%	2/15/29	11,120,151	10,942,952	(c)(i)(j)

Life Sciences Tools & Services - 0.3%
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.902%	7/3/28	5,591,234	5,595,987	(c)(i)(j)
PRA Health Sciences Inc., Term Loan (3 mo. Term SOFR + 2.512%)	7.902%	7/3/28	1,393,060	1,394,243	(c)(i)(j)

Total Life Sciences Tools & Services				6,990,230

Pharmaceuticals - 0.4%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.490%	10/1/27	6,877,412	6,726,968	(c)(i)(j)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. Term SOFR + 3.614%)	8.931%	5/5/28	4,266,234	4,267,728	(c)(i)(j)

Total Pharmaceuticals				10,994,696

TOTAL HEALTH CARE				62,084,236

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term
Loan B5 (1 mo. Term SOFR + 2.350%)	7.675%	12/1/27	1,381,608	1,383,162	(c)(i)(j)

Building Products - 0.4%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.891%	2/26/29	5,687,771	5,552,686	(c)(i)(j)
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.181%	3/18/29	4,084,202	4,089,777	(c)(i)(j)

Total Building Products				9,642,463

See Notes to Schedule of Investments.

20	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 1.1%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.431%	7/30/29	3,140,085	$3,142,267	(c)(i)(j)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.166%	5/12/28	9,675,036	9,361,130	(c)(i)(j)
APi Group DE Inc., Initial Term Loan (1 mo. Term SOFR + 2.614%)	7.931%	10/1/26	3,934,392	3,944,543	(c)(i)(j)
Garda World Security Corp., Term Loan B2 (3 mo. Term SOFR + 4.350%)	9.746%	10/30/26	2,964,367	2,967,287	(c)(i)(j)
GFL Environmental Inc., 2023 Term Loan (1 mo. Term SOFR + 2.500%)	7.823%	5/31/27	3,310,616	3,312,172	(c)(i)(j)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.431%	8/27/25	4,153,123	4,159,435	(c)(i)(j)

Total Commercial Services & Supplies				26,886,834

Construction & Engineering - 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.166%	6/7/28	3,006,610	2,985,309	(c)(i)(j)

Ground Transportation - 0.4%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.490%	12/30/26	9,263,580	9,264,043	(c)(i)(j)

Passenger Airlines - 0.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.076%	10/20/27	1,623,500	1,682,864	(c)(i)(j)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.182%	4/21/28	4,600,300	4,614,676	(c)(i)(j)

Total Passenger Airlines				6,297,540

TOTAL INDUSTRIALS				56,459,351

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
CommScope Inc., Initial Term Loan (1 mo. Term SOFR + 3.364%)	8.681%	4/6/26	3,656,683	3,347,694	(c)(i)(j)(k)

Electronic Equipment, Instruments & Components - 0.3%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	8.181%	7/2/29	6,553,002	6,543,795	(c)(i)(j)

Software - 1.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.316%	10/16/26	9,593,770	9,549,111	(c)(i)(j)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%)	10.631%	7/27/28	9,083,984	$6,805,402	(c)(i)(j)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.166%	2/1/28	10,083,185	10,074,816	(c)(i)(j)

Total Software				26,429,329

TOTAL INFORMATION TECHNOLOGY				36,320,818

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.166%	9/7/27	2,129,053	2,129,192	(c)(i)(j)

TOTAL SENIOR LOANS (Cost - $281,897,040)				277,514,052

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.0%
U.S. Government Obligations - 4.0%
U.S. Treasury Bonds	4.375%	8/15/43	36,610,000	34,161,706
U.S. Treasury Bonds	3.625%	5/15/53	2,500,000	2,070,508	(l)
U.S. Treasury Bonds	4.125%	8/15/53	14,773,000	13,413,422	(m)
U.S. Treasury Notes	4.125%	8/31/30	48,340,000	46,927,566
U.S. Treasury Notes	3.875%	8/15/33	1,220,000	1,152,900

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $101,380,269)				97,726,102

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.9%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,254,623	1,039,174
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	104,235,197	94,207,292	(l)(n)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $104,636,688)				95,246,466

ASSET-BACKED SECURITIES - 2.7%
Accredited Mortgage Loan Trust, 2006-2 M1 (1 mo. Term SOFR + 0.384%)	5.704%	9/25/36	16,246,000	14,851,874	(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.034%	7/25/36	27,212,492	23,481,104	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	6.934%	10/25/37	8,350,000	8,111,645	(a)(c)
Fremont Home Loan Trust, 2006-B 1A (1 mo. Term SOFR + 0.414%)	5.734%	8/25/36	14,781,665	6,004,914	(c)
GSAMP Trust, 2005-SEA1 M2 (1 mo. Term SOFR + 1.464%)	6.784%	1/25/35	2,537,587	2,558,441	(a)(c)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.379%	12/25/35	2,980,000	2,707,374	(c)

See Notes to Schedule of Investments.

22	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
KREF Ltd., 2021-FL2 D (1 mo. Term SOFR + 2.314%)	7.647%	2/15/39	3,130,000	$2,926,695	(a)(c)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE7 M1 (1 mo. Term SOFR + 1.014%)	6.334%	8/25/34	5,456,010	5,237,914	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $73,337,967)				65,879,961

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 1.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 1.0%
Australian Dollar Futures, Call @ $64.500	10/6/23	58	58,000	21,460
Australian Dollar Futures, Call @ $65.000	10/6/23	112	112,000	17,920
Euro Futures, Call @ $1.100	10/6/23	123	15,375,000	769
Japanese Yen Futures, Call @ $69.500	10/6/23	59	73,750	1,106
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	3,698	9,245,000	14,699,550
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	1,788	4,470,000	2,614,950
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	4,189	10,472,500	7,173,663
U.S. Treasury 5-Year Notes Futures, Call @ $105.250	10/6/23	120	120,000	40,313
U.S. Treasury 5-Year Notes Futures, Call @ $105.250	10/27/23	238	238,000	146,891
U.S. Treasury 5-Year Notes Futures, Call @ $105.500	10/27/23	60	60,000	29,531
U.S. Treasury 5-Year Notes Futures, Call @ $106.000	10/27/23	1,846	1,846,000	562,454
U.S. Treasury 5-Year Notes Futures, Call @ $106.250	10/27/23	639	639,000	149,766
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	10/27/23	236	236,000	42,406
U.S. Treasury 10-Year Notes Futures, Call @ $108.250	10/27/23	121	121,000	94,531
U.S. Treasury 10-Year Notes Futures, Call @ $108.500	10/27/23	79	79,000	53,078
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	10/27/23	79	79,000	12,344

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	23

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

	SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
	EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
	U.S. Treasury Long-Term Bonds Futures, Call @ $119.000	10/27/23	315	315,000	$83,672
	U.S. Treasury Long-Term Bonds Futures, Call @ $120.000	10/27/23	79	79,000	14,813

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $12,435,931)					25,759,217

	COUNTERPARTY
	OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.670	JPMorgan Chase & Co.	11/2/23	49,560,000	49,560,000	59,808
U.S. Dollar/Mexican Peso, Put @ 17.129MXN	Citibank N.A.	10/4/23	97,113,717	97,113,717	65,497

TOTAL OTC PURCHASED OPTIONS (Cost - $1,890,137)					125,305

TOTAL PURCHASED OPTIONS (Cost - $14,326,068)					25,884,522

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,836,755,786)					2,584,456,120

		RATE	MATURITY DATE	FACE AMOUNT†
	SHORT-TERM INVESTMENTS - 2.5%
	U.S. TREASURY BILLS - 0.5%
	U.S. Treasury Bills	4.357%	10/10/23	4,220,000	4,215,072	(o)
	U.S. Treasury Bills	4.558%	10/12/23	2,500,000	2,496,339	(o)
	U.S. Treasury Bills	5.473%	1/30/24	6,880,000	6,758,556	(d)(o)

TOTAL U.S. TREASURY BILLS (Cost - $13,468,980)					13,469,967

				SHARES
	OVERNIGHT DEPOSITS - 2.0%
	BNY Mellon Cash Reserve Fund (Cost - $49,082,642)	2.250%		49,082,642	49,082,642	(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $62,551,622)					62,552,609

TOTAL INVESTMENTS - 107.7% (Cost - $2,899,307,408)					2,647,008,729

Liabilities in Excess of Other Assets - (7.7)%					(190,197,861)

	TOTAL NET ASSETS - 100.0%				$2,456,810,868

See Notes to Schedule of Investments.

24	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	The coupon payment on this security is currently in default as of September 30, 2023.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2023, the Fund held TBA securities with a total cost of $228,777,188.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(m)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(n)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(o)	Rate shown represents yield-to-maturity.

(p)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	25

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250	3,698	9,245,000	$(7,788,912)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	3,698	9,245,000	(10,077,050)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	3,576	8,940,000	(1,720,950)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	8,378	20,945,000	(5,288,612)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	106.750	488	488,000	(64,813)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	107.000	79	79,000	(8,023)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	107.500	404	404,000	(25,250)
U.S. Treasury 5-Year Notes Futures, Put	10/27/23	106.000	158	158,000	(149,359)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	109.000	121	121,000	(56,719)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	109.500	404	404,000	(132,563)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	111.000	484	484,000	(52,938)

See Notes to Schedule of Investments.

26	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Call		10/27/23	$112.000		81	81,000	$(3,797)
U.S. Treasury 10-Year Notes Futures, Call		10/27/23	112.500		407	407,000	(12,719)
U.S. Treasury 10-Year Notes Futures, Call		10/27/23	113.000		484	484,000	(15,125)
U.S. Treasury 10-Year Notes Futures, Call		11/24/23	109.000		120	120,000	(101,250)
U.S. Treasury 10-Year Notes Futures, Put		10/27/23	108.000		397	397,000	(334,969)
U.S. Treasury 10-Year Notes Futures, Put		10/27/23	109.000		79	79,000	(111,094)
U.S. Treasury Long-Term Bonds Futures, Call		10/6/23	115.000		80	80,000	(33,750)
U.S. Treasury Long-Term Bonds Futures, Call		10/27/23	115.000		40	40,000	(51,250)
U.S. Treasury Long-Term Bonds Futures, Call		10/27/23	116.000		201	201,000	(182,156)
U.S. Treasury Long-Term Bonds Futures, Call		10/27/23	117.000		389	389,000	(237,047)
U.S. Treasury Long-Term Bonds Futures, Call		10/27/23	118.000		37	37,000	(15,031)
U.S. Treasury Long-Term Bonds Futures, Put		10/27/23	111.000		710	710,000	(610,156)
U.S. Treasury Long-Term Bonds Futures, Put		10/27/23	116.000		238	238,000	(743,750)
U.S. Treasury Long-Term Bonds Futures, Put		10/27/23	118.000		237	237,000	(1,092,422)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $12,188,885)							(28,909,705)

OTC Written Options
COUNTERPARTY
U.S. Dollar/Mexican Peso, Put	Bank of America N.A.	10/10/23	17.066	MXN	39,350,000	39,350,000	(51,604)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	27

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Mexican Peso, Put	Bank of America N.A.	11/17/23	16.760	MXN	46,760,000	46,760,000	$(93,817)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	11/17/23	16.784	MXN	44,110,000	44,110,000	(96,552)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $790,134)							(241,973)

TOTAL WRITTEN OPTIONS (Premiums received - $12,979,019)							$(29,151,678)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3,641	3/25	$872,357,937	$868,469,525	$(3,888,412)
3-Month SOFR	415	6/25	99,261,622	99,283,563	21,941
3-Month SOFR	7,688	3/26	1,847,806,991	1,845,984,900	(1,822,091)
Australian Dollar	221	12/23	14,221,065	14,265,550	44,485
British Pound	991	12/23	77,216,862	75,625,688	(1,591,174)
Euro	172	12/23	23,142,278	22,816,875	(325,403)
Euro-Bobl	484	12/23	59,724,498	59,230,317	(494,181)
Euro-Bund	226	12/23	31,540,037	30,737,048	(802,989)
Euro-OAT	606	12/23	80,792,441	78,933,439	(1,859,002)
Japanese Yen	2,292	12/23	197,858,907	194,175,375	(3,683,532)
Mexican Peso	1,461	12/23	41,401,830	41,433,960	32,130
U.S. Treasury 5-Year Notes	4,143	12/23	440,309,610	436,503,911	(3,805,699)
U.S. Treasury Long- Term Bonds	5,212	12/23	624,611,610	593,027,875	(31,583,735)
U.S. Treasury Ultra Long-Term Bonds	5,529	12/23	700,669,497	656,223,188	(44,446,309)
United Kingdom Long Gilt Bonds	961	12/23	110,042,303	110,404,116	361,813

					(93,842,158)

See Notes to Schedule of Investments.

28	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
30-Day Federal Funds	402	10/23	$158,584,234	$158,589,961	$(5,727)
3-Month SOFR	10,378	12/23	2,456,620,046	2,455,175,350	1,444,696
3-Month SOFR	12,686	3/24	3,024,593,253	2,998,653,250	25,940,003
3-Month SOFR	5,586	6/24	1,321,368,031	1,321,438,125	(70,094)
Canadian Dollar	156	12/23	11,500,155	11,518,260	(18,105)
Euro-Buxl	268	12/23	37,378,269	34,669,850	2,708,419
Japanese 10-Year Bonds	297	12/23	290,349,320	288,096,359	2,252,961
U.S. Treasury 2-Year Notes	2,712	12/23	550,420,893	549,752,064	668,829
U.S. Treasury 10-Year Notes	4,453	12/23	488,974,474	481,202,313	7,772,161
U.S. Treasury Ultra 10-Year Notes	2,080	12/23	237,954,445	232,050,000	5,904,445

					46,597,588

Net unrealized depreciation on open futures contracts					$(47,244,570)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	57,539,877	MXN	985,600,553	Citibank N.A.	10/6/23	$1,049,729
MXN	98,548,000	USD	5,575,076	Goldman Sachs Group Inc.	10/6/23	73,248
MXN	246,370,000	USD	14,067,594	Goldman Sachs Group Inc.	10/6/23	53,215
MXN	246,430,000	USD	14,059,500	Goldman Sachs Group Inc.	10/6/23	64,749
MXN	394,252,553	USD	22,921,660	Morgan Stanley & Co. Inc.	10/6/23	(324,894)
MXN	183,667,000	USD	10,388,405	Bank of America N.A.	10/12/23	127,280
MXN	210,585,553	USD	12,260,454	Morgan Stanley & Co. Inc.	10/12/23	(203,572)
USD	22,898,362	MXN	394,252,553	Morgan Stanley & Co. Inc.	10/12/23	325,795
USD	3,570,089	EUR	3,243,000	Bank of America N.A.	10/20/23	138,388
AUD	182,326,764	USD	121,675,000	BNP Paribas SA	10/20/23	(4,356,366)
CAD	247,806,174	USD	186,981,235	BNP Paribas SA	10/20/23	(4,481,298)
NOK	644,050,549	EUR	55,531,511	BNP Paribas SA	10/20/23	1,483,984

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	29

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	470,056	AUD	731,041	BNP Paribas SA	10/20/23	$(335)
USD	11,181,656	CAD	15,020,000	BNP Paribas SA	10/20/23	119,990
USD	12,130,636	CAD	16,280,000	BNP Paribas SA	10/20/23	141,028
USD	23,248,243	CAD	31,427,207	BNP Paribas SA	10/20/23	103,286
USD	23,426,155	CAD	31,404,818	BNP Paribas SA	10/20/23	297,687
USD	33,441,496	CAD	44,984,354	BNP Paribas SA	10/20/23	312,210
MXN	3,660,000	USD	209,316	Goldman Sachs Group Inc.	10/20/23	(65)
MXN	458,014,309	USD	26,354,165	Goldman Sachs Group Inc.	10/20/23	(168,368)
USD	5,138,326	MXN	87,796,000	Goldman Sachs Group Inc.	10/20/23	118,814
USD	14,600,000	MXN	250,814,670	Goldman Sachs Group Inc.	10/20/23	260,312
USD	48,991,135	MXN	830,242,960	Goldman Sachs Group Inc.	10/20/23	1,524,115
USD	80,573,742	CNY	576,343,979	JPMorgan Chase & Co.	10/20/23	1,508,671
USD	24,905,055	IDR	375,966,717,624	JPMorgan Chase & Co.	10/20/23	579,413
ZAR	284,980,000	USD	15,019,896	JPMorgan Chase & Co.	10/20/23	3,405
EUR	2,892,000	USD	3,212,891	Morgan Stanley & Co. Inc.	10/20/23	(152,613)
INR	1,625,339,626	USD	19,667,711	Morgan Stanley & Co. Inc.	10/20/23	(115,609)
JPY	8,637,649,211	USD	61,986,796	Morgan Stanley & Co. Inc.	10/20/23	(3,970,312)
MXN	221,440,000	USD	12,893,759	Morgan Stanley & Co. Inc.	10/20/23	(233,493)
USD	7,465,672	CNH	53,755,078	Morgan Stanley & Co. Inc.	10/20/23	93,929
USD	12,516,736	CNH	89,159,588	Morgan Stanley & Co. Inc.	10/20/23	289,769
USD	15,288,428	EUR	13,846,458	Morgan Stanley & Co. Inc.	10/20/23	636,282
USD	2,904,792	GBP	2,278,000	Morgan Stanley & Co. Inc.	10/20/23	125,037
USD	9,660,071	GBP	7,610,000	Morgan Stanley & Co. Inc.	10/20/23	373,885
USD	14,465,234	GBP	11,410,702	Morgan Stanley & Co. Inc.	10/20/23	541,199
USD	24,424,036	GBP	18,896,000	Morgan Stanley & Co. Inc.	10/20/23	1,365,984
USD	24,623,179	GBP	18,881,908	Morgan Stanley & Co. Inc.	10/20/23	1,582,323
USD	87,062,984	GBP	67,780,091	Morgan Stanley & Co. Inc.	10/20/23	4,353,583
USD	12,244,272	MXN	210,585,553	Morgan Stanley & Co. Inc.	10/20/23	204,581
USD	24,421,540	MXN	414,580,060	Morgan Stanley & Co. Inc.	10/20/23	718,984
USD	17,737,627	AUD	27,030,000	JPMorgan Chase & Co.	11/6/23	334,916
AUD	27,170,000	USD	17,836,980	Morgan Stanley & Co. Inc.	11/6/23	(344,133)
MXN	236,974,815	USD	13,770,000	Bank of America N.A.	11/22/23	(297,003)
MXN	227,935,249	USD	13,233,000	Citibank N.A.	11/22/23	(273,939)
USD	13,770,000	MXN	237,028,876	Goldman Sachs Group Inc.	11/22/23	293,929

Net unrealized appreciation on open forward foreign currency contracts						$4,277,720

See Notes to Schedule of Investments.

30	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2023, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†		MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	785,610,000BRL	1/2/29	BRL-CDI**	10.240	%**	$(4,620,705)	—	$(4,620,705)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
637,046,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$23,547	—	$23,547
508,530,000	2/29/28	Daily SOFR Compound annually	4.000% annually	(7,098,948)	$(91,871)	(7,007,077)
719,995,000	2/15/29	2.850% annually	Daily SOFR Compound annually	51,637,032	15,914,583	35,722,449
428,445,000	4/30/29	3.270% annually	Daily SOFR Compound annually	22,759,514	2,813,913	19,945,601

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	31

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
193,808,000		6/30/29	3.850% annually	Daily SOFR Compound annually	$4,838,810	$192,434	$4,646,376
1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(7,842,639)	366,864	(8,209,503)
1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(8,299,021)	468,390	(8,767,411)
138,082,000		9/30/29	3.250% annually	Daily SOFR Compound annually	7,801,771	60,904	7,740,867
213,837,000		2/15/47	1.520% annually	Daily SOFR Compound annually	83,320,818	(5,342,490)	88,663,308
99,521,000		2/15/48	2.600% annually	Daily SOFR Compound annually	23,180,290	8,130,585	15,049,705
100,795,000		2/15/48	3.050% annually	Daily SOFR Compound annually	16,614,843	2,516,705	14,098,138
10,844,000		5/15/48	3.150% annually	Daily SOFR Compound annually	1,624,323	297,930	1,326,393
67,210,000		4/21/52	2.500% annually	Daily SOFR Compound annually	17,281,300	114,960	17,166,340

Total					$205,841,640	$25,442,907	$180,398,733

See Notes to Schedule of Investments.

32	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Apache Corp., 4.875%, due 11/15/27	$9,404,000	6/20/26	0.673%	1.000% quarterly	$78,190	$(257,354)	$335,544
Apache Corp., 4.875%, due 11/15/27	26,989,000	12/20/26	0.796%	1.000% quarterly	163,543	(522,693)	686,236

Total	$36,393,000				$241,733	$(780,047)	$1,021,780

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.41 Index	$1,146,494,900	12/20/28	1.000% quarterly	$13,733,143	$15,101,032	$(1,367,889)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.41 Index	$127,046,800	12/20/28	5.000% quarterly	$(1,033,264)	$(907,970)	$(125,294)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report	33

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

34	Western Asset SMASh Series Core Plus Completion Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s subadviser or an affiliate of the subadviser (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services to the managed account. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

35

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

36

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$634,783,468	—	$634,783,468
Sovereign Bonds	—	490,835,030	—	490,835,030
Collateralized Mortgage Obligations	—	457,853,100	—	457,853,100
Mortgage-Backed Securities	—	438,733,419	—	438,733,419
Senior Loans:
Information Technology	—	32,973,124	$3,347,694	36,320,818
Other Senior Loans	—	241,193,234	—	241,193,234
U.S. Government & Agency Obligations	—	97,726,102	—	97,726,102
U.S. Treasury Inflation
Protected Securities	—	95,246,466	—	95,246,466
Asset-Backed Securities	—	65,879,961	—	65,879,961
Purchased Options:
Exchange-Traded Purchased Options	$25,759,217	—	—	25,759,217
OTC Purchased Options	—	125,305	—	125,305

Total Long-Term Investments	25,759,217	2,555,349,209	3,347,694	2,584,456,120

Short-Term Investments†:
U.S. Treasury Bills	—	13,469,967	—	13,469,967
Overnight Deposits	—	49,082,642	—	49,082,642

Total Short-Term Investments	—	62,552,609	—	62,552,609

Total Investments	$25,759,217	$2,617,901,818	$3,347,694	$2,647,008,729

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Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$47,151,883	—	—	$47,151,883
Forward Foreign Currency Contracts††	—	$17,715,736	—	17,715,736
Centrally Cleared Interest Rate Swaps††	—	204,382,724	—	204,382,724
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	1,021,780	—	1,021,780

Total Other Financial Instruments	$47,151,883	$223,120,240	—	$270,272,123

Total	$72,911,100	$2,841,022,058	$3,347,694	$2,917,280,852

	LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$28,909,705	—	—	$28,909,705
OTC Written Options	—	$241,973	—	241,973
Futures Contracts††	94,396,453	—	—	94,396,453
Forward Foreign Currency Contracts††	—	13,438,016	—	13,438,016
OTC Interest Rate Swaps	—	4,620,705	—	4,620,705
Centrally Cleared Interest Rate Swaps††	—	23,983,991	—	23,983,991
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	1,367,889	—	1,367,889
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	125,294	—	125,294

Total	$123,306,158	$43,777,868	—	$167,084,026

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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